                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                                        Principal
                                                                          Amount          Value
                                                                       -----------   --------------
CERTIFICATES OF DEPOSIT--10.1%
YANKEE CERTIFICATES OF DEPOSIT--10.1%
Canadian Imperial Bank of Commerce NY, 0.18%, 10/9/09                  $32,000,000   $   32,000,000
Nordea Bank Finland plc, New York:
0.25%, 10/22/09                                                         28,000,000       28,000,000
0.30%, 10/6/09                                                          22,500,000       22,500,000
Royal Bank of Canada, 0.15%, 10/16/09                                   36,000,000       36,000,000
Societe Generale, New York, 0.28%, 10/5/09                               5,000,000        5,000,000
                                                                                     --------------
Total Certificates of Deposit (Cost $123,500,000)                                       123,500,000
                                                                                     --------------
SHORT-TERM NOTES--89.9%
CAPITAL MARKETS--4.8%
BNP Paribas Finance, Inc., 0.21%, 10/16/09                              58,400,000       58,394,979
                                                                                     --------------
COMMERCIAL BANKS--33.4%
Bank of Nova Scotia, 0.22%, 10/16/09                                    53,600,000       53,594,920
Calyon North America, Inc., 0.20%, 10/16/09                             33,750,000       33,747,188
CBA (Delaware) Finance:
0.20%, 10/16/09                                                         21,000,000       20,998,250
0.25%, 10/6/09                                                          40,000,000       39,998,611
Danske Corp., 0.22%, 10/13/09(1)                                        51,600,000       51,595,716
ING (US) Funding LLC:
0.20%, 10/13/09                                                         31,000,000       30,997,933
0.20%, 10/16/09                                                         19,600,000       19,598,530
JPMorgan Chase Funding, Inc., 0.19%, 10/16/09                           52,700,000       52,695,192
Rabobank USA Financial Corp., 0.50%, 12/8/09                            50,000,000       49,952,778
Scotiabanc, Inc., 0.26%, 10/23/09(1)                                    10,000,000        9,998,411
Societe Generale, 0.185%, 10/16/09                                      46,000,000       45,996,137
                                                                                     --------------
                                                                                        409,173,666
                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
General Electric Capital Corp., 0.13%, 10/16/09                         47,000,000       46,997,204
General Electric Co., 0.14%, 10/16/09                                   15,000,000       14,999,125
                                                                                     --------------
                                                                                         61,996,329
                                                                                     --------------
FOOD PRODUCTS--2.0%
Nestle Capital Corp., 0.50%, 3/15/10(1)                                 24,400,000       24,344,083
                                                                                     --------------
INSURANCE--1.3%
MetLife Funding, Inc., 0.21%, 10/16/09                                  16,700,000       16,698,539
                                                                                     --------------
LEASING & FACTORING--4.7%
Toyota Motor Credit Corp., 0.09%, 10/16/09                              57,800,000       57,795,958
                                                                                     --------------
MUNICIPAL--4.7%
Arlington Cnty., VA Industrial Development Authority Economic
   Development Revenue Bonds, Skating Facilities, Series 2005,
   0.35%, 10/1/09(2)                                                     2,300,000        2,300,000
Brazos River Cnty., TX Pollution Control Authority Revenue Bonds,
   TXU Electric Co. Project, Series 2001, 0.34%, 10/1/09(2)              6,190,000        6,190,000


                       1 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                                        Principal
                                                                          Amount          Value
                                                                       -----------   --------------
Davidson Cnty. Industrial Facility & Pollution Control Finance
   Authority, Diebold, Inc. Project, Series 1997, 0.55%, 10/1/09(2)    $ 2,660,000   $    2,660,000
District of Columbia Bonds, The Pew Charitable Trust Issue,
   Series 2008B, 0.40%, 10/1/09(2)                                       1,300,000        1,300,000
Fredericksburg, VA Economic Development Bonds, Eagle Village, Series
   2009B, 0.43%, 10/1/09(2)                                             10,000,000       10,000,000
Muskogee, OK Trust Port Authority Industrial Development Revenue
   Bonds, Uni-Steel, Inc., Series 1998, 0.62%, 10/1/09(2)                2,850,000        2,850,000
Rickenbacker Port Authority Economic Development Revenue Bonds, YMCA
   of Central Ohio, Series 2002, 0.45%, 10/1/09(2)                       4,660,000        4,660,000
SC Jobs-Economic Development Authority Bonds, Abraham Industries LLC
   Project, Series 1999, 0.61%, 10/1/09(2)                               2,025,000        2,025,000
SC Jobs-Economic Development Authority Bonds, South Atlantic
   Canners, Inc., Series 2001, 0.64%, 10/1/09(2)                         5,000,000        5,000,000
Shaw University Bonds, Series A, 0.40%, 10/1/09(2)                         100,000          100,000
WA Economic Development Finance Authority Industrial Development
   Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.55%,
   10/1/09(2)                                                            4,000,000        4,000,000
Walton Cnty. Development Authority Industrial Development Revenue
   Bonds, Walton Press, Inc., Series 2006, 0.55%, 10/1/09(2)             3,360,000        3,360,000
Washington Cnty., PA Industrial Development Authority Bonds,
   AccuTrex Products, Inc. Project, Series 1996, 0.61%, 10/1/09(2)       1,000,000        1,000,000
Whitehall, WI Industrial Development Revenue Bonds, Whitehall
   Specialties, 0.55%, 10/1/09(2)                                        5,400,000        5,400,000
Winston-Salem, NC Certificates of Participation, Series 1992, 0.40%,
   10/1/09(2)                                                            6,250,000        6,250,000
                                                                                     --------------
                                                                                         57,095,000
                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS--0.3%
Total Capital Canada, 0.22%, 10/15/09                                    3,600,000        3,599,692
                                                                                     --------------
RECEIVABLES FINANCE--25.0%
Alpine Securitization Corp., 0.20%, 10/16/09                            61,400,000       61,394,883
Barton Capital Corp.:
0.22%, 10/13/09(1)                                                      27,800,000       27,797,591
0.24%, 10/16/09(1)                                                      34,200,000       34,196,105
0.26%, 10/5/09(1)                                                        1,900,000        1,899,945
Chariot Funding LLC:
0.19%, 10/9/09(3)                                                       14,000,000       13,999,222
0.20%, 10/15/09(3)                                                      20,550,000       20,548,402
0.20%, 10/16/09(3)                                                       5,550,000        5,549,538
Crown Point Capital Co., 0.45%, 10/19/09                                10,400,000       10,397,809
Fairway Finance Corp., 0.21%, 10/14/09(1)                               22,017,000       22,015,027
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09(1)                 10,700,000       10,699,153
Legacy Capital LLC, 0.50%, 10/2/09                                       9,500,000        9,499,868


                       2 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                                        Principal
                                                                          Amount          Value
                                                                       -----------   --------------
Mont Blanc Capital Corp., 0.22%, 10/16/09(1)                           $17,000,000   $   16,998,442
Park Avenue Receivables Co. LLC:
0.19%, 10/16/09(1)                                                      26,000,000       25,997,942
0.25%, 10/5/09                                                          23,000,000       22,999,361
0.25%, 10/8/09                                                           8,600,000        8,599,582
Ranger Funding Co. LLC, 0.20%, 10/9/09(3)                               13,000,000       12,999,422
                                                                                     --------------
                                                                                        305,592,292
                                                                                     --------------
SPECIAL PURPOSE FINANCIAL--6.5%
FCAR Owner Trust I, 0.65%, 10/1/09                                       6,000,000        6,000,000
Straight-A Funding LLC, Series I:
0.19%, 10/16/09                                                         25,000,000       24,998,021
0.34%, 10/13/09                                                         10,056,000       10,054,860

Ticonderoga Funding LLC:
0.20%, 10/14/09                                                         28,400,000       28,397,949
0.20%, 10/16/09                                                         10,000,000        9,999,166
                                                                                     --------------
                                                                                         79,449,996
                                                                                     --------------
U.S. GOVERNMENT OBLIGATION--2.1%
Straight-A Funding LLC, Series I, 0.19%, 10/14/09                       26,000,000       25,998,216
                                                                                     --------------
Total Short-Term Notes (Cost $1,100,138,750)                                          1,100,138,750
                                                                                     --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,223,638,750)                            100.0%   1,223,638,750
Liabilities in Excess of Other Assets                                          0.0         (126,806)
                                                                       -----------   --------------
Net Assets                                                                   100.0%  $1,223,511,944
                                                                       ===========   ==============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $225,542,415, or 18.43% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $53,096,584 or 4.34% of the Trust's net assets as of September 30, 2009.


                       3 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                            LEVEL 1--         LEVEL 2--            LEVEL 3--
                            UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                          QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                          -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $--          $  123,500,000            $--           $  123,500,000
Short-Term Notes                --           1,100,138,750             --            1,100,138,750
                               ---          --------------            ---           --------------
Total Assets                   $--          $1,223,638,750            $--           $1,223,638,750
                               ---          --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                       4 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.


                       5 | Centennial Money Market Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/10/2009